Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 172,381	$ 177,090
Service cost	7,762	9,368	9,709
Interest cost	7,833	6,830	6,567
Exchange rate differences	(2,276)	1,060
Actuarial (gain) losses	43,901	(18,690)
Benefits paid	(3,933)	(3,277)
Benefit obligation at end of year	225,668	172,381	177,090
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	115,242	101,794
Actual return on Plans' assets (net of expenses)	4,570	9,957
Employer contribution	10,610	6,768
Benefits paid	(3,933)	(3,277)
Fair value of Plans' assets at end of year	126,489	115,242	101,794
Funded status	(99,180)	(57,140)
Unrecognized net actuarial loss	84,116	38,281
Unrecognized prior service cost	305	409
Accrued benefit liability, current	(806)	(671)
Accrued benefit liability, non-current	(98,374)	(56,469)
Accumulated other comprehensive income (loss), pre-tax	84,421	38,690
Net amount recognized	(14,759)	(18,450)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,445	2,783
Service cost	150	214
Interest cost	96	88
Actuarial (gain) losses	(692)	(538)
Employee Contribution	13	23
Benefits paid	(59)	(125)
Benefit obligation at end of year	1,953	2,445
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	46	102
Employee Contribution	13	23
Benefits paid	(59)	(125)
Fair value of Plans' assets at end of year	0	0
Funded status	(1,953)	(2,445)
Unrecognized net actuarial loss	(1,428)	(784)
Unrecognized prior service cost	0	0
Accrued benefit liability, current	(111)	(145)
Accrued benefit liability, non-current	(1,842)	(2,300)
Accumulated other comprehensive income (loss), pre-tax	(1,428)	(784)
Net amount recognized	$ (3,381)	$ (3,229)